Other Borrowed Funds - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended					9 Months Ended	6 Months Ended	9 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 19, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014 Federal Home Loan Bank Advances	Dec. 31, 2013 Federal Home Loan Bank Advances	Mar. 31, 2013 Federal Home Loan Bank Advances	Dec. 31, 2013 Bonds	Jun. 30, 2014 Line of Credit	Dec. 31, 2013 Line of Credit	Mar. 31, 2013 Line of Credit	Jun. 30, 2014 Mortgage Related Securities Federal Home Loan Bank Advances	Dec. 31, 2013 Mortgage Related Securities Federal Home Loan Bank Advances	Mar. 31, 2013 Mortgage Related Securities Federal Home Loan Bank Advances	Jun. 30, 2014 Call Features Federal Home Loan Bank Advances	Dec. 31, 2013 Call Features Federal Home Loan Bank Advances	Mar. 31, 2013 Call Features Federal Home Loan Bank Advances
Borrowings [Line Items]
Unpaid principal balance of pledged secure FHLB borrowings							$ 644,500,000	$ 659,400,000	$ 717,000,000
Fair value of FHLB borrowings collateralized by mortgage-related securities														110,200,000	122,200,000	152,100,000	0	0	0
Prepaid FHLB advances	176,000,000	150,000,000
Prepaid FHLB advances, year of maturity	2018
Prepaid FHLB advances, current weighted average interest rate	3.18%	1.41%
Prepaid FHLB advances, early termination penalty	16,100,000	3,500,000
Prepaid FHLB advances, interest type
Prepaid FHLB advances, maturity date		2015-01
Short term line of credit to various lenders led by U.S. Bank				13,781,000	12,877,000	317,225,000					116,300,000	116,300,000	116,300,000
Weighted average rate on a short term line of credit				1.76%	1.88%	7.41%							15.00%
Cash payments to lenders			49,000,000	49,000,000	49,000,000						49,000,000	49,000,000
Extinguishment of debt												134,500,000
Issuance of bonds										$ 60,000,000
Interest at a fixed rate										2.74%
Maturity date of bonds										Feb. 11, 2012
Bonds issued under program and subsequent										Dec. 05, 2008